Assets held for sale and discontinued operations - Narrative (Details) £ in Millions, $ in Millions			1 Months Ended	2 Months Ended	8 Months Ended	12 Months Ended
	May 29, 2025 GBP (£)	May 29, 2025 USD ($)	Jul. 31, 2024 GBP (£)	May 29, 2025 GBP (£)	Nov. 28, 2025 GBP (£)	Mar. 31, 2026 GBP (£)	Mar. 31, 2025 GBP (£)	Mar. 31, 2024 GBP (£)
Disclosure of subsidiaries [line items]
Profit after tax						£ 3,243	£ 2,905	£ 2,291
GasT TopCo Limited
Disclosure of subsidiaries [line items]
Consideration paid (received)			£ (686)
Gains (losses) on disposals of assets held for sale			£ 25
National Grid Renewables
Disclosure of subsidiaries [line items]
Profit after tax				£ (14)			(60)	(65)
National Grid Renewables | Disposal groups classified as held for sale
Disclosure of subsidiaries [line items]
Consideration paid (received)	£ (1,531)	$ (2,061)
Grain LNG
Disclosure of subsidiaries [line items]
Profit after tax					£ 89		£ 120	£ 114
Provision for post closing capital expenditure						£ 124
UK Gas Transmission business
Disclosure of subsidiaries [line items]
Proportion of ownership interest disposed			20.00%